Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 7,625,413	$ 457,142	$ 646,294
Accounts receivable, net	23,981	20,778	36,299
Short-term investment		6,778
Inventories, net	37,805	55,817	55,704
Deferred offering costs		582,679	252,964
Prepaid expenses	234,310
Other current assets	21,564	2,078	125
Total current assets	7,943,073	1,125,272	991,386
Non-current assets
Property and equipment, net	3,311,942	3,083,923	3,054,921
Advances for property	324,264
Prepaid expenses	256,250		103,436
Operating lease right-of-use assets	695,572	775,546	363,296
Deferred tax assets	132,093	227,152	236,130
Total non-current assets	4,720,121	4,086,621	3,757,783
Total Assets	12,663,194	5,211,893	4,749,169
Current liabilities
Accounts payable and accrued liabilities	554,721	420,005	495,930
Contract liabilities - deferred revenue	154,386	162,226	158,429
Bank and other borrowings – current		94,007	135,970
Operating lease liabilities	199,652	195,115	222,275
Total current liabilities	1,153,127	3,403,513	2,664,011
Non-current liabilities
Bank and other borrowings - non-current		98,371	649,345
Operating lease liabilities - non-current	495,920	580,431	141,021
Deferred tax liabilities	55,866	60,114	48,156
Total non-current liabilities	551,786	738,916	838,522
Total Liabilities	1,704,913	4,142,429	3,502,533
Commitments and contingencies (Note 13)
Stockholder’s Equity
Preferred stock: 50,000,000 shares authorized; $0.001 par value, 20,000,000 shares of series A preferred stock designated; 10,000,000 shares issued and outstanding as of June 30, 2025 and December 31, 2024	10,000	10,000	10,000
Common stock: 450,000,000 shares authorized; $0.001 par value, 13,880,000 and 10,880,000 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	13,880	10,880	10,880
Additional paid-in capital	11,979,690	2,082,456	2,082,456
Subscription receivables		(11,632)	(18,160)
Accumulated deficit	(1,045,289)	(1,022,240)	(838,540)
Total Stockholder’s Equity	10,958,281	1,069,464	1,246,636
Total Liabilities and Stockholder’s Equity	12,663,194	5,211,893	4,749,169
Related Party [Member]
Current liabilities
Due to related parties	$ 244,368	$ 2,532,160	$ 1,651,407